Consolidated Statements Of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues
Expenses:
Officer’s salary	47,500	47,500	142,500	142,500	190,000	190,000
Other general and administrative	192,151	134,903	951,636	421,606	555,480	468,238
Research and development	44,551	16,822	113,446	60,761	76,344	89,240
Total operating expenses	284,202	199,225	1,207,582	624,867	821,824	747,478
Loss from operations before income taxes	(284,202)	(199,225)	(1,207,582)	(624,867)	(821,824)	(747,478)
Interest & Financing Expense	(22,673)	(13,897)	(102,300)	(45,879)	(59,914)	(58,099)
Gain (loss) on change in derivatives	326,919		(110,449)	(62,465)	(42,990)
Net loss	20,044	(213,122)	(1,399,499)	(733,211)	(924,728)	(805,577)
Preferred stock dividends	(5,787)		(10,589)	(163,575)	(163,575)	(32,024)
Net loss available for common stockholders	$ 14,257	$ (213,122)	$ (1,410,088)	$ (896,786)	$ (1,088,303)	$ (837,601)
Net loss per share, basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding, basic and diluted	561,587,017	426,484,097	523,201,661	403,759,231	413,974,288	299,094,207